Supplement to the currently effective STATEMENT OF ADDITIONAL INFORMATION

DWS Equity Sector Strategy Fund

Hiten Shah and John Moody have been added as portfolio managers of the fund and, together with David Bianco and Di Kumble, are responsible for the day-to-day management of the fund.

The following information replaces the existing tables for DWS Equity Sector Strategy Fund in “Part I: Appendix I-D – Portfolio Management” of the fund’s Statement of Additional Information. The information for Hiten Shah and John Moody is provided as of April 30, 2023, and the information for David Bianco and Di Kumble is provided as of the fund’s most recent fiscal year end.

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All DWS Fund Shares Owned
David Bianco	$100,001 - $500,000	Over $1,000,000
Di Kumble	$0	$100,001 - $500,000
Hiten Shah	$0	$0
John Moody	$0	$0

Conflicts of Interest

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
David Bianco	0	$0	0	$0
Di Kumble	9	$6,676,730,992	0	$0
Hiten Shah	1	$190,742,716	0	$0
John Moody	6	$2,415,851,185	0	$0

June 27, 2023

SAISTKR23-14

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
David Bianco	0	$0	0	$0
Di Kumble	0	$0	0	$0
Hiten Shah	0	$0	0	$0
John Moody	0	$0	0	$0

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
David Bianco	0	$0	0	$0
Di Kumble	9	$3,365,875,611	0	$0
Hiten Shah	0	$0	0	$0
John Moody	10	$2,981,824,292	0	$0

Please Retain This Supplement for Future Reference

June 27, 2023

SAISTKR23-14